================================================================================

                                                                 [PHOTO]
                                                                 Dexter A. Dodge
                                                                 Chairman

TO OUR SHAREHOLDERS


One of the great benefits of our semi-annual communication to our shareholders is the opportunity to step back from our day to day wrestling with market forces and reflect over a longer time frame. In some respects, as we look at the first six months of 1997, we see the mirror image of 1996. In 1n 1996, we began the year with widespread expectations of lower interest rates. These expectations were met, as the Federal Reserve actually lowered interest rates in January of 1996. As the year wore on, however, expectations changed and by the middle of last year there was widespread anticipation that interest rates would move higher, expectations which we shared.

Now look at 1997. We have had what appears to be a reverse replay. We began the year with the widespread expectation that the Federal Reserve would move to change rates, just as we had in 1996. And, just as in 1996, the Federal Reserve fulfilled that expectation. This time, however, the expectation and the movement were in the direction of higher rates, with the Federal Reserve raising the federal funds rate (the rate charge by banks to other banks for overnight borrowing) by 0.25% or 25 basis points. Also, just as in 1996, as the year has worn on, expectations have reversed course. Most now expect the Federal Reserve to at least remain neutral and refrain from either raising or lowering rates for at least the next few months.

But the most remarkable thing about all these observations, is not that 1997 just looks like 1996 in reverse. Rather, the most remarkable thing has been the continuing stability of the fixed income markets during these changes of direction by the Federal Reserve. On June 30, 1996 the 91-day Treasury Bill was priced to yield 5.20%, on December 31, 1996 it was priced to yield 5.19%, and on June 30, 1997 it was priced to yield 5.17%. While less stable than the short-term rate on the 91-day Treasury Bill, the long-term yield represented by the 30-year Treasury Bond has also shown remarkably little fluctuation, registering readings of 6.91%, 6.64%, and 6.78% on the three dates in question.

At least in the short-term, we expect this stability to continue. Recent testimony by Alan Greenspan, as well as other governors of the Federal Reserve System, leads us to believe that the Federal Reserve is unlikely to move rates in either direction over the next few months. In addition, the economy, in the word of the Federal Reserve Chairman, remains exceptional. Economic growth continues, but not at a pace that has yet been fast enough to accelerate inflation.

As always, we will continue to maintain the highest quality investments in the Freedom Group of Money Funds.

Sincerely,

/s/ Dexter A. Dodge
Dexter A. Dodge
Chairman




     [PHOTO]                 [PHOTO]                      [PHOTO]
     -------                 -------                      -------
     Michael M. Spencer      Mary Jeanne Currie           Paul Marandett
     Director of Fixed       Portfolio Manager            Portfolio Manager
     Income Investments      Cash Management Fund         Tax Exempt Money Fund
                             Government Securities Fund

FINANCIAL REVIEW

FREEDOM CASH MANAGEMENT FUND

As 1997 began, there were numerous positive indications that led us to believe that the strong economic growth which had started to materialize in the last quarter of 1996 would continue. This was a major concern to the Federal Reserve which had given indications that they would act to curtail any signs of a rise in inflation. The same sentiment was also apparent in the bond market where rates had been on a rising trend since the end of November. In reaction to this outlook, we developed a cautious stance and began to shorten the average maturity of the Cash Management Fund which would provide us with more opportunity to take advantage of the continued upward movement in interest rates. The Federal Reserve did move to raise rates in March in an action that they deemed preemptive. Whether this action provided the desired result or the economy continued to grow while inflation remained subdued remains to be seen. It now seems that we may be able to continue along at a steady pace without any undesirable side effects. As a result, we foresee no drastic swings in interest rates throughout the rest of the year and have taken a neutral approach in the Cash Management Fund, keeping the average maturity closer to that of our peer group.

As always, the primary objective of our money funds is the preservation of capital. All of our investments carry the highest rating assigned to short-term instruments and we constantly monitor and evaluate the creditworthiness of our holdings to ensure that our very conservative investment policy is maintained. This conservative investment approach is also reflected in the fact that both the Freedom Cash Management Fund and the Freedom Tax Exempt Fund are rated AAA by Standard & Poors.

FREEDOM GOVERNMENT
SECURITIES FUND

The Freedom Government Securities Fund began the year with an average maturity that was neutral to that of other money funds. Soon though we began to see signs that there was continued strength in the economy and that the Federal Reserve, always wary of an increase in inflation, would take action to stem this from occurring. This led us to adopt a more cautious stance to shorten the maturity of the Fund in order to have more money available as rates started to rise. As mentioned above, the Federal Reserve did vote to raise rates in March and it appears that the desired effect has been achieved. We now feel that fears of inflation may be unwarranted throughout the end of this year. Although our current strategy is to be neutral to the index, we are constantly analyzing economic events to ensure that this is the most desirable approach.

All of the investments in the fund are made in debt of U.S. Government agencies which provide income exempt from state taxation.

FREEDOM TAX EXEMPT MONEY FUND

At the end of June the Freedom Tax Exempt Money Fund offered a 7-day yield of 3.42%, which represents 68% of yields offered by comparable taxable money funds. Six months ago that ratio stood at 55% thus demonstrating the strong relative performance of the tax exempt sector this year. The Funds annualized total return rose from 2.78% in the first quarter to 3.26% in the second quarter. This jump in rates was initially caused by the Federal Reserve which raised the federal funds rate from 5.25% to 5.50% on March 25th of this year. At that time the Fed was in a preemptive mode, anticipating inflationary pressures from tremendous first quarter economic growth.

The economic slowdown during the second quarter, however, has seen long-term interest rates decline to levels well below those of last March. Surprisingly, this has not been the case in the short-term or money market sector. Strong corporate profits along with stock market appreciation resulted in larger than normal money fund redemptions or outflows as shareholders made tax payments. Those outflows coupled with an increase in the supply of variable rate product produced a supply/demand balance that kept short-term rates stable but comparatively high.

The month of June is historically the heaviest in terms of tax exempt note issuance as June 30th is the most common year end for governmental units. Note issuance this June is much lighter than normal, however, as better overall economic conditions have produced greater tax revenues. The supply side of the equation is also smaller as individual investors continue to focus on the equity markets and corporations await word from Washington regarding the limits to be imposed on their tax exempt investments. Interest rate volatility, therefore, has been much lower than in past years.

These fundamental constraints have resulted in a fairly flat yield curve, a condition that has persisted for some time. Interest rates on variable rate securities have, on average, matched those offered by 3-, 6- and 12-month securities for the last few quarters. The Freedom Tax Exempt Money Fund has continued to maintain a shorter than average maturity in response to the flat short-term yield curve. Our general economic forecast as well as our outlook for interest rates dictates no change in strategy at this time. We will endeavor to maintain for our shareholders the highest rates of return consistent with our high standards of superior credit quality.

Sincerely,



Michael M. Spencer
Director of Fixed Income
Investments



Mary Jeanne Currie
Portfolio Manager



Paul Marandett
Portfolio Manager






                          FREEDOM CASH MANAGEMENT FUND
                         INVESTMENTS AS OF JUNE 30, 1997
                                   (UNAUDITED)

 PRINCIPAL                                        MATURITY
  AMOUNT                    RATE                    DATE                  VALUE
  ------                    ----                    ----                  -----
COMMERCIAL PAPER -- 95.2%
ABBEY NATIONAL BANK
$20,000,000                5.580%                07/10/1997          $19,972,100
 20,000,000                5.730%                10/14/1997           19,665,750

AMERICAN EXPRESS CREDIT CORP.
 13,000,000                5.280%                07/01/1997           13,000,000
 20,000,000                5.540%                07/28/1997           19,916,900
 20,000,000                5.530%                07/29/1997           19,913,978
 10,000,000                5.540%                08/04/1997            9,947,678

AMERICAN GENERAL FINANCE CORP.
  5,000,000                5.540%                07/22/1997            4,983,842
  8,000,000                5.570%                08/05/1997            7,956,678
 10,000,000                5.580%                08/20/1997            9,922,500
 15,000,000                5.580%                08/25/1997           14,872,125
  5,000,000                5.580%                08/28/1997            4,955,050
 14,000,000                5.570%                09/08/1997           13,850,538
 10,000,000                5.640%                09/09/1997            9,890,333
 10,000,000                5.590%                10/08/1997            9,846,275

ASSET SECURITIZATION COOPERATIVE CORP.
 15,000,000                5.640%                07/21/1997           14,953,000
 14,000,000                5.550%                07/30/1997           13,937,408
 10,000,000                5.620%                08/19/1997            9,923,506
 15,000,000                5.560%                08/20/1997           14,884,167
  4,000,000                5.650%                08/28/1997            3,963,589
 20,000,000                5.630%                08/29/1997           19,815,461

ASSOCIATES CORPORATION OF NORTH AMERICA
 30,000,000                5.610%                07/02/1997           29,995,325
 15,000,000                5.600%                07/08/1997           14,983,667
 15,000,000                5.620%                09/09/1997           14,836,083
 15,000,000                5.550%                09/23/1997           14,805,750

BANK OF AMERICA FSB
 10,000,000                5.530%                07/24/1997            9,964,669

BANK OF MONTREAL
  6,500,000                5.600%                07/03/1997            6,497,978

BANK OF NOVA SCOTIA
 10,000,000                5.570%                09/02/1997            9,902,525
 25,000,000                5.580%                09/02/1997           24,755,875
 10,000,000                5.580%                09/03/1997            9,900,800
 25,000,000                5.540%                09/15/1997           24,707,611





 PRINCIPAL                                        MATURITY
  AMOUNT                    RATE                    DATE                  VALUE
  ------                    ----                    ----                  -----
BEAR STEARNS COMPANIES, INC.
$20,000,000                5.580%                09/24/1997          $19,736,500

CAISSE NATIONALE D'AMORTISSEMENT DE LA DETTE SOCIALE
  5,000,000                5.370%                07/01/1997            5,000,000
 16,000,000                5.270%                07/15/1997           15,967,209
 13,300,000                5.540%                08/11/1997           13,216,084

CANADIAN IMPERIAL HOLDINGS INC.
 15,000,000                5.600%                07/14/1997           14,969,667
 15,000,000                5.560%                08/13/1997           14,900,383
 10,000,000                5.570%                08/22/1997            9,919,544

CAPITAL ONE CORP.
 20,684,000                5.630%                07/03/1997           20,684,000

CARCO AUTO LOAN MASTER TRUST
 50,000,000                5.705%                07/15/1997           50,000,000

CHEVRON OIL FINANCE CO.
 10,000,000                5.300%                07/03/1997            9,997,056
  2,000,000                5.610%                07/14/1997            1,995,948
  5,000,000                5.630%                08/05/1997            4,972,632

CHEVRON U.K. INVESTMENT PLC
 15,000,000                5.630%                08/04/1997           14,920,242
 11,000,000                5.640%                08/06/1997           10,937,960
  5,000,000                5.610%                09/08/1997            4,946,238
 15,000,000                5.610%                10/06/1997           14,773,263

CIESCO LP
 15,000,000                5.580%                07/16/1997           14,965,125

COMMERZBANK U.S. FINANCE INC.
 15,000,000                5.580%                08/21/1997           14,881,425

COOPERATIVE ASSOCIATION OF TRACTOR DEALERS INC.
  1,500,000                5.630%                07/02/1997            1,499,765
  7,310,000                5.610%                07/07/1997            7,303,165
  7,000,000                5.570%                07/15/1997            6,984,837
  5,000,000                5.700%                07/15/1997            4,988,917
 11,100,000                5.570%                07/16/1997           11,074,239
  3,300,000                5.600%                07/18/1997            3,291,273
 14,000,000                5.660%                07/22/1997           13,953,777
  6,000,000                5.690%                07/22/1997            5,980,085
  2,900,000                5.610%                07/24/1997            2,889,606
 11,200,000                5.600%                07/28/1997           11,152,960
  9,100,000                5.660%                10/07/1997            8,959,789


                                       4






                          FREEDOM CASH MANAGEMENT FUND
                  INVESTMENTS AS OF JUNE 30, 1997--(CONTINUED)
                                   (UNAUDITED)

 PRINCIPAL                                        MATURITY
  AMOUNT                    RATE                    DATE                  VALUE
  ------                    ----                    ----                  -----
COMMERCIAL PAPER -- (CONTINUED)
DUN & BRADSTREET CORP.
$11,127,000                5.650%                07/08/1997         $ 11,114,776
 10,000,000                5.620%                07/15/1997            9,978,144
 21,862,000                5.630%                08/12/1997           21,718,403
 10,000,000                5.630%                08/14/1997            9,931,189
  8,000,000                5.600%                08/19/1997            7,939,022
  8,000,000                5.590%                08/26/1997            7,930,436
  9,000,000                5.620%                09/04/1997            8,908,675

E.I. DUPONT DE NEMOURS & CO.
 10,000,000                5.520%                07/09/1997            9,987,733
 15,000,000                5.590%                09/16/1997           14,820,654
 25,000,000                5.610%                09/26/1997           24,661,063
 25,000,000                5.600%                10/28/1997           24,537,222

FORD CREDIT EUROPE PLC
 15,000,000                5.670%                08/12/1997           14,900,775

FORD MOTOR CREDIT CORP.
 20,000,000                5.580%                07/07/1997           19,981,400
 10,000,000                5.570%                07/25/1997            9,962,867
  5,000,000                5.530%                07/28/1997            4,979,263
 20,000,000                5.540%                08/19/1997           19,849,189
  8,000,000                5.570%                10/20/1997            7,862,607

GENERAL ELECTRIC CAPITAL CORP.
 15,000,000                5.590%                07/08/1997           14,983,696
  7,000,000                5.610%                08/05/1997            6,961,821
  5,000,000                5.550%                08/11/1997            4,968,396
  5,000,000                5.610%                08/11/1997            4,968,054
  7,000,000                5.640%                08/20/1997            6,945,167
  6,000,000                5.590%                09/03/1997            5,940,373
 14,000,000                5.560%                09/15/1997           13,835,671
  9,000,000                5.560%                10/29/1997            8,833,200
 10,000,000                5.630%                10/30/1997            9,810,769

GLAXO WELLCOME PLC
 20,000,000                5.600%                07/01/1997           20,000,000

GOLDEN PEANUT CO.
  3,000,000                5.370%                07/07/1997            2,997,315




 PRINCIPAL                                        MATURITY
  AMOUNT                    RATE                    DATE                  VALUE
  ------                    ----                    ----                  -----
GOLDMAN SACHS & CO.
$18,000,000                  5.550%             08/06/1997          $17,900,100
 15,000,000                  5.630%             10/02/1997           14,781,838
 15,000,000                  5.610%             10/07/1997           14,770,925
 15,000,000                  5.680%             11/04/1997           14,701,800
 15,000,000                  5.650%             11/06/1997           14,698,667

LUCENT TECHNOLOGIES INC.
  5,000,000                  5.620%             09/25/1997            4,932,872

MERRILL LYNCH & CO.
 10,000,000                  6.200%             07/01/1997           10,000,000
 16,000,000                  5.630%             07/16/1997           15,962,467
 17,000,000                  5.570%             09/04/1997           16,829,032
 20,000,000                  5.580%             09/10/1997           19,779,900
 15,000,000                  5.660%             10/27/1997           14,721,717

MORGAN (J.P.) & CO., INC     .
 18,000,000                  5.420%             07/17/1997           17,956,640
 10,000,000                  5.600%             07/17/1997            9,975,111
 10,000,000                  5.500%             07/21/1997            9,969,444
 10,000,000                  5.400%             09/03/1997            9,904,000

NEW CENTER ASSET TRUST
 20,000,000                  5.560%             09/05/1997           19,796,133

PRUDENTIAL FUNDING CORP.
 10,000,000                  5.340%             07/07/1997            9,991,100
 10,000,000                  5.340%             07/09/1997            9,988,133
 15,000,000                  5.380%             08/04/1997           14,923,783
 20,000,000                  5.540%             08/07/1997           19,886,122
  8,000,000                  5.620%             08/11/1997            7,948,796
 15,000,000                  5.610%             09/29/1997           14,789,625

SHEFFIELD RECEIVABLES CO     RP.
  3,000,000                  5.600%             07/15/1997            2,993,467
 10,000,000                  5.560%             07/22/1997            9,967,567
  9,100,000                  5.540%             07/25/1997            9,066,391
  3,525,000                  5.580%             07/25/1997            3,511,887
 27,800,000                  5.550%             07/29/1997           27,679,997

UBS FINANCE (DE) INC.
 44,000,000                  6.150%             07/01/1997           44,000,000



                                       5





                          FREEDOM CASH MANAGEMENT FUND
                  INVESTMENTS AS OF JUNE 30, 1997 - (CONTINUED)
                                   (UNAUDITED)

 PRINCIPAL                                        MATURITY
  AMOUNT                    RATE                    DATE                  VALUE
  ------                    ----                    ----                  -----
COMMERCIAL PAPER -- (CONTINUED)
USAA CAPITAL CORP.
$6,290,000                 5.620%                07/21/1997      $     6,270,361
 3,484,000                 5.590%                07/24/1997            3,471,556
20,000,000                 5.630%                07/24/1997           19,928,061
10,000,000                 5.580%                09/22/1997            9,871,350
 1,775,000                 5.560%                10/01/1997            1,749,778
                                                                   -------------
TOTAL COMMERCIAL PAPER                                             1,523,409,350
                                                                   -------------
MUNICIPAL SECURITIES -- 1.7%
MISSISSIPPI BUSINESS FINANCE CORP. TAXABLE
INDUSTRIAL DEVELOPMENT REVENUE BONDS
 10,000,000                5.750%                07/02/1997           10,000,000

NEW YORK (CITY OF) GENERAL OBLIGATION BONDS
 18,000,000                5.820%                08/15/1997           18,000,000
                                                                   -------------
TOTAL MUNICIPAL SECURITIES                                            28,000,000
                                                                   -------------







 PRINCIPAL                                        MATURITY
  AMOUNT                    RATE                    DATE                  VALUE
  ------                    ----                    ----                  -----

CERTIFICATES OF DEPOSIT -- 1.3%
CANADIAN IMPERIAL HOLDINGS INC.
$10,000,000                5.680%                08/21/1997      $    10,000,733

SOCIETE GENERALE
10,000,000                 5.875%                11/24/1997            9,999,970
                                                                 ---------------
TOTAL CERTIFICATES OF DEPOSIT .............................           20,000,703
                                                                 ---------------
TOTAL INVESTMENTS -- 98.2% ................................        1,571,410,053(a)
Other Assets & Liabilities, Net -- 1.8% ...................           28,718,267
                                                                 ---------------
TOTAL NET ASSETS -- 100.0% ................................      $1,600,128,320
                                                                  ==============



(a) Cost for tax purposes is the same.

                    See Notes to Financial Statements.

                                       6




                       FREEDOM GOVERNMENT SECURITIES FUND
                         INVESTMENTS AS OF JUNE 30, 1997
                                   (UNAUDITED)

 PRINCIPAL                                        MATURITY
  AMOUNT                    RATE                    DATE                  VALUE
  ------                    ----                    ----                  -----
U.S. GOVERNMENT AGENCY
 ISSUES -- 98.6%
FEDERAL FARM CREDIT BANK DISCOUNT
 NOTES -- 24.1%
 $5,225,000                   5.440%              07/01/97          $  5,225,000
  5,000,000                   5.420%              07/02/97             4,999,247
  1,930,000                   5.470%              07/07/97             1,928,240
  5,000,000                   5.480%              08/05/97             4,973,361
  8,000,000                   5.410%              08/07/97             7,955,518
  6,200,000                   5.510%              08/11/97             6,161,093
 10,000,000                   5.490%              08/13/97             9,934,425
  3,000,000                   5.430%              09/05/97             2,970,135
  9,300,000                   5.475%              09/05/97             9,206,651
  5,000,000                   5.550%              10/27/97             4,909,042
  4,200,000                   5.470%              11/03/97             4,120,229
  5,790,000                   5.480%              11/03/97             5,679,829
  5,500,000                   5.520%              11/03/97             5,394,583
                                                                     -----------
TOTAL FEDERAL FARM CREDIT BANK
 DISCOUNT NOTES                                                       73,457,353
                                                                     -----------
FEDERAL HOME LOAN BANK DISCOUNT
 NOTES -- 66.3%
    400,000                   5.260%              07/10/97               399,474
 10,000,000                   5.400%              07/11/97             9,985,000
  1,400,000                   5.430%              07/22/97             1,395,566
  9,000,000                   5.430%              07/24/97             8,968,778
 10,000,000                   5.490%              07/24/97             9,964,925
  4,500,000                   5.415%              07/25/97             4,483,755
 14,840,000                   5.420%              07/25/97            14,786,378
  4,485,000                   5.270%              07/29/97             4,466,616
    705,000                   5.420%              07/31/97               701,816
    600,000                   5.500%              07/31/97               597,250
    650,000                   5.510%              07/31/97               647,015
  4,500,000                   5.470%              08/01/97             4,478,804
  2,900,000                   5.500%              08/04/97             2,884,936
 15,000,000                   5.270%              08/05/97            14,923,146
  3,250,000                   5.290%              08/06/97             3,232,808





 PRINCIPAL                                        MATURITY
  AMOUNT                    RATE                    DATE                  VALUE
  ------                    ----                    ----                  -----
 $4,260,000                   5.310%              08/07/97          $  4,236,751
  7,300,000                   5.490%              08/08/97             7,257,697
  4,000,000                   5.410%              08/13/97             3,974,152
 19,500,000                   5.520%              08/18/97            19,356,480
  3,500,000                   5.500%              08/19/97             3,473,799
  2,200,000                   5.410%              08/20/97             2,183,469
  2,200,000                   5.510%              08/21/97             2,182,827
    135,000                   5.540%              08/25/97               133,857
 15,000,000                   5.450%              08/28/97            14,868,292
  3,300,000                   5.480%              09/03/97             3,267,851
  4,280,000                   5.420%              09/05/97             4,237,471
  1,475,000                   5.480%              09/05/97             1,460,181
  6,000,000                   5.430%              09/12/97             5,933,935
  1,500,000                   5.430%              09/17/97             1,482,353
  2,650,000                   5.450%              09/22/97             2,616,702
  2,625,000                   5.450%              10/08/97             2,585,658
  5,700,000                   5.430%              12/02/97             5,567,599
 15,700,000                   5.500%              12/03/97            15,328,215
 20,000,000                   5.523%              07/28/97            20,000,000
                                                                     -----------
TOTAL FEDERAL HOME LOAN BANK
DISCOUNT NOTES                                                       202,063,556
                                                                     -----------

STUDENT LOAN MARKETING FLOATING RATE NOTES -- 8.2%
 10,000,000                5.180%                 10/16/97            10,000,000
 15,000,000                5.180%                 11/20/97            14,991,706
                                                                     -----------
TOTAL STUDENT LOAN MARKETING FLOATING
 RATE NOTES ..............................................            24,991,706
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY
 ISSUES -- 98.6%..........................................           300,512,615(a)
Other Assets & Liabilities Net -- 1.4% ....................            4,146,619
                                                                     -----------
Total Net Assets -- 100.0% ................................        $304,659,234
                                                                   =============

---------
(a) Cost for tax purposes is the same.



                    See Notes to Financial Statements.

                                       7






                                  FREEDOM
                           TAX EXEMPT MONEY FUND
                      INVESTMENTS AS OF JUNE 30, 1997
                                (UNAUDITED)

 PRINCIPAL
  AMOUNT                          DESCRIPTION                           VALUE
  ------                          -----------                           -----
MUNICIPAL SECURITIES -- 100.6%
ALABAMA -- 1.4%
$3,800,000                  Alabama HFA Series 92A
                            (AmSouth LOC) 4.15%
                            7-02-97                                 $  3,800,000
                                                                     -----------
ARIZONA -- 13.0%
                            Apache County IDA
                            (Tucson Electric & Gas)
13,000,000                   (Barclays Bank LOC)
                            4.15% 7-02-97                             13,000,000
2,100,000                    (Chemical Bank LOC)
                            4.15% 7-02-97                              2,100,000

4,500,000                   Maricopa County IDA
                            (Grand Canyon
                            University) (Banc One
                            LOC) 4.20% 7-03-97                         4,500,000

2,000,000                   Maricopa County PCR
                            (P.S. of New Mexico)
                            (Canadian Imperial Bank
                            of Commerce LOC) 4.10%
                            7-02-97                                    2,000,000

1,500,000                   Mesa Municipal
                            Development Corp. (West
                            Deutche Landesbank LOC)
                            3.80% 7-30-97                              1,500,000

                            Pima County IDA (Tucson
                            Electric Power Co.)
3,000,000                    (Barclays Bank LOC)
                            4.15% 7-02-97                              3,000,000
9,300,000                    (Societe Generale
                            LOC) 4.15% 7-02-97                         9,300,000
                                                                     -----------
                                                                      35,400,000
                                                                     -----------

ARKANSAS -- 2.8%

7,700,000                   Arkansas Development
                            Finance Authority
                            (Citibank LOC) 4.15%
                            7-03-97                                    7,700,000
                                                                     -----------

CALIFORNIA -- 3.7%

2,000,000                   California Higher
                            Education Loan
                            Authority (National
                            Westminster LOC) 3.95%
                            5-01-98                                    2,000,000

1,000,000                   California School Cash
                            Reserve Program 4.75%
                            7-02-97                                    1,000,024

3,000,000                   Los Angeles County
                            TRANS 4.50% 6-30-98                        3,018,720









 PRINCIPAL
  AMOUNT                          DESCRIPTION                           VALUE
  ------                          -----------                           -----

CALIFORNIA -- (CONTINUED)

$ 2,000,000                 Los Angeles Department
                              of Water and Power
                              (Toronto
                              Dominion/Bank of Nova
                              Scotia LOC) 3.90%
                              10-06-97                              $  2,000,000

2,000,000                   Riverside County TRANS
                              4.50% 6-30-98                            2,010,540
                                                                    ------------
                                                                      10,029,284
                                                                    ------------

FLORIDA -- 5.7%

3,500,000                   Citrus Park Community
                              Development Authority
                              (Dresdner Bank LOC)
                              4.15% 7-02-97                            3,500,000

2,000,000                   Dade County IDA
                              (Societe Generale
                              LOC) 4.15%
                              7-02-97                                  2,000,000

2,600,000                   Florida HFA
                              (Multi-Family)
                              (Chemical Bank LOC)
                              4.20% 7-02-97                            2,600,000

1,000,000                   Florida HFA (So. Pointe
                              Proj.) (Chemical Bank
                              LOC) 4.20% 7-02-97                       1,000,000

                            Putnam County PCR
                              (Seminole Electric)
                              (NRUCFC)
1,950,000                    3.55% 9-15-97                             1,950,000
3,565,000                    3.60% 12-15-97                            3,565,000

1,000,000                   West Orange Memorial
                              Hospital Tax District
                              (Rabobank LOC) 3.70%
                              7-24-97                                  1,000,000
                                                                    ------------
                                                                      15,615,000
                                                                    ------------

GEORGIA -- 3.3%

2,800,000                   Georgia Municipal Gas
                              Authority (Wachovia
                              Bank LOC) 3.80%
                              7-11-97                                  2,800,000

2,190,000                   Fulton County TANS
                              4.20% 7-02-97                            2,190,000

4,100,000                   Savannah Port Authority
                              IDA (Pier 1 Imports)
                              (National Westminster
                              LOC) 4.20% 7-02-97                      4,100,000
                                                                    ------------
                                                                      9,090,000
                                                                    ------------

                                       8





                         FREEDOM TAX EXEMPT MONEY FUND
                         INVESTMENTS AS OF JUNE 30, 1997
                                   (UNAUDITED)

 PRINCIPAL
  AMOUNT                          DESCRIPTION                           VALUE
  ------                          -----------                           -----
IDAHO -- 0.6%

$ 1,500,000                 IDAHO TANS Series 96
                            4.625% 6-30-98                          $  1,510,725
                                                                    ------------

ILLINOIS -- 10.6%

                            Chicago O'Hare
                            International Airport
  6,200,000                  Series 84A (Societe
                            Generale LOC) 4.20%
                            7-02-97                                    6,200,000
  3,500,000                  Series 84B (Societe
                            Generale LOC) 4.20%
                            7-02-97                                    3,500,000

                            Illinois Development
                            Finance Authority
  4,300,000                  (Aurora Central
                            Catholic H.S.)
                            (Northern Trust LOC)
                            4.15% 7-02-97                              4,300,000
  1,000,000                  (Lake Forest Academy)
                            (Northern Trust LOC)
                            4.15% 7-02-97                              1,000,000
  3,000,000                  (Presbyterian Homes)
                            (LaSalle National Bank
                            LOC) 4.15% 7-02-97                         3,000,000

                            Illinois Health
                            Facilities Authority
  3,900,000                  (Rush-Presbyterian
                            Hospital) (Northern
                            Trust LOC) 3.55%
                            8-01-97                                    3,900,000
  2,000,000                  (University of
                            Chicago Hospital)
                            (Escrowed in U.S.
                            Government Securities)
                            8.10% 8-01-97                              2,046,980

  5,000,000                 Lisle Health Facilities
                            Authority (FNMA
                            Insured) 4.25% 7-02-97                     5,000,000
                                                                    ------------
                                                                      28,946,980
                                                                    ------------

INDIANA -- 0.9%

  1,500,000                 Indianapolis MFHA
                            (Canal Square Proj.)
                            (Societe Generale LOC)
                            4.15%
                            7-15-97                                    1,500,000

  1,000,000                 Whiting Economic
                            Development Revenue
                            (Amoco) 3.50% 8-15-97                      1,000,000
                                                                    ------------
                                                                       2,500,000
                                                                    ------------






 PRINCIPAL
  AMOUNT                          DESCRIPTION                           VALUE
  ------                          -----------                           -----

KANSAS -- 0.6%

$ 1,560,000                 Leavenworth County
                            Series 97A (AMBAC
                            Insured) 3.70% 12-01-97                 $  1,560,000
                                                                    ------------

LOUISIANA -- 8.8%

  4,200,000                 Ascension Parish IDA
                            (Borden Project)
                            (Credit Suisse LOC)
                            4.15%
                            7-02-97                                    4,200,000

    400,000                 East Baton Rouge IDA
                            (Georgia Pacific)
                            (Toronto Dominion LOC)
                            4.15% 7-03-97                                400,000

  1,100,000                 Lake Charles Harbor &
                            Terminal District
                            (Canadian Imperial Bank
                            of Commerce LOC) 4.15%
                            7-02-97                                    1,100,000

  1,600,000                 Louisiana PCFA (Societe
                            Generale LOC) 4.20%
                            7-02-97                                    1,600,000

                            Plaquemines Port Harbor
                            & Terminal Authority
  2,000,000                  (Morgan Guaranty LOC)
                            3.75% 3-15-98                              2,000,000
  2,000,000                  (Tampa Electric Co.
                            Finance Corp.) 3.70%
                            7-10-97                                    2,000,000
  3,000,000                  (Tampa Electric Co.
                            Finance Corp.) 3.50%
                            7-14-97                                    3,000,000
  2,500,000                  (Tampa Electric Co.
                            Finance Corp.) 3.80%
                            7-18-97                                    2,500,000
  2,100,000                  (Tampa Electric Co.
                            Finance Corp.) 3.70%
                            7-22-97                                    2,100,000

  5,000,000                 West Feliciana Parish
                            PCR (GSU Industries)
                            (Canadian Imperial Bank
                            of Commerce LOC) 4.10%
                            7-15-97                                    5,000,000
                                                                    ------------
                                                                      23,900,000
                                                                    ------------

MAINE -- 1.5%

  4,035,000                 Maine HEFA (Bowdoin
                            College) (State Street
                            Bank LOC) 4.15% 7-02-97                    4,035,000
                                                                    ------------


                                       9




                          FREEDOM TAX EXEMPT MONEY FUND
                  INVESTMENTS AS OF JUNE 30, 1997 - (CONTINUED)
                                   (UNAUDITED)


 PRINCIPAL
  AMOUNT                          DESCRIPTION                           VALUE
  ------                          -----------                           -----
MARYLAND -- 0.4%

$ 1,100,000                 Maryland HEFA (Pooled
                            Loan Program) (FNB-
                            Chicago LOC) 4.15%
                            7-02-97                                 $  1,100,000
                                                                    ------------

MASSACHUSETTS -- 0.8%

  2,300,000                 Massachusetts Bay
                            Transit Authority
                            (State Street Bank LOC)
                            3.45% 9-01-97                              2,300,000
                                                                    ------------

MICHIGAN -- 0.9%

  1,000,000                 Ingham Economic
                            Development Corp.
                            (National Australia
                            Bank LOC) 4.15% 7-02-97                    1,000,000

  1,500,000                 Michigan Strategic Fund
                            (Dow Chemical) 3.50%
                            8-04-97                                    1,500,000
                                                                    ------------
                                                                       2,500,000
                                                                    ------------

MINNESOTA -- 0.8%

  1,100,000                 Duluth PCR (Lake
                            Superior Paper
                            Industries) (Wachovia
                            Bank LOC) 4.15% 7-03-97                    1,100,000

  1,000,000                 Southern Minnesota
                            Municipal Power Agency
                            (Escrowed in U.S.
                            Government Securities)
                            8.00% 1-01-98                              1,041,265
                                                                    ------------
                                                                       2,141,265
                                                                    ------------

MISSISSIPPI -- 1.5%

  4,000,000                 Perry County
                            Mississippi PCR
                            (Wachovia LOC) 4.05%
                            7-01-97                                    4,000,000
                                                                    ------------

MISSOURI -- 1.4%

  1,300,000                 Columbia (Insurance
                            Reserve Bonds) (Toronto
                            Dominion LOC) 4.20%
                            7-02-97                                    1,300,000

  2,500,000                 Missouri HEFA (SSM
                            Health Care Project)
                            (MBIA Insured/Credit
                            Suisse LOC) 4.15%
                            7-02-97                                    2,500,000
                                                                    ------------
                                                                       3,800,000
                                                                    ------------










 PRINCIPAL
  AMOUNT                          DESCRIPTION                           VALUE
  ------                          -----------                           -----

NEVADA -- 1.0%

$ 1,600,000                 Nevada Department of
                            Commerce (FMC Corp.)
                            (Barclays Bank LOC)
                            4.00% 9-15-97                           $  1,600,000

  1,000,000                 Washoe County School
                            District (Escrowed in
                            U.S. Government
                            Securities) 7.50%
                            8-01-97                                    1,023,202
                                                                    ------------
                                                                       2,623,202
                                                                    ------------

NEW HAMPSHIRE -- 1.2%

  2,100,000                 New Hampshire Business
                            Finance Authority (CT
                            Light & Power) Series
                            92A (Canadian Imperial
                            Bank of Commerce LOC)
                            4.15% 7-02-97                              2,100,000

  1,300,000                 New Hampshire HEFA
                            (Mary Hitchcock
                            Hospital) (FGIC
                            Insured/ Chemical Bank
                            LOC) 4.15% 7-02-97                         1,300,000
                                                                    ------------
                                                                       3,400,000
                                                                    ------------

NEW MEXICO -- 1.6%

  2,400,000                 Albuquerque GO
                            (Canadian Imperial Bank
                            of Commerce LOC) 4.20%
                            7-02-97                                    2,400,000

  2,000,000                 Farmington (Arizona
                            Public Service)
                            (Barclays Bank LOC)
                            4.05% 7-01-97                              2,000,000
                                                                    ------------
                                                                       4,400,000
                                                                    ------------

NEW YORK -- 3.7%

                            New York City Municipal
                            Water Finance Authority
                            (FGIC-SPI Insured)
  5,000,000                  4.05% 7-01-97                             5,000,000
  2,000,000                  4.15% 7-01-97                             2,000,000

  3,000,000                 New York Energy
                            Research & Development
                            Authority (J.P. Morgan
                            LOC) 3.65% 3-15-98                         3,000,000
                                                                    ------------
                                                                      10,000,000
                                                                    ------------


                                       10









                         FREEDOM TAX EXEMPT MONEY FUND
                  INVESTMENTS AS OF JUNE 30, 1997 - (CONTINUED)
                                   (UNAUDITED)

 PRINCIPAL
  AMOUNT                          DESCRIPTION                           VALUE
  ------                          -----------                           -----
NORTH CAROLINA -- 6.5%

                            North Carolina Eastern
                            Municipal Power
                            (Canadian Imperial Bank
                            of Commerce LOC)
$ 1,000,000                  3.75% 7-14-97                          $  1,000,000
  4,000,000                  3.55% 8-11-97                             4,000,000

  7,700,000                 North Carolina
                            Educational Facilities
                            (Bowman Gray Medical
                            School) (Wachovia Bank
                            LOC) 4.15% 7-02-97                         7,700,000

  4,900,000                 North Carolina
                            Educational Facilities
                            (Moses Cone Hospital)
                            (Wachovia Bank LOC)
                            4.15% 7-03-97                              4,900,000
                                                                    ------------
                                                                      17,600,000
                                                                    ------------

OHIO -- 1.8%

  5,000,000                 Cincinatti Student Loan
                            Funding Corp. (Bank of
                            America LOC) 4.15%
                            12-29-98                                   5,000,000
                                                                    ------------

PENNSYLVANIA -- 1.4%

  1,500,000                 Emmaus General
                            Authority (Canadian
                            Imperial Bank of
                            Commerce LOC) 4.20%
                            7-02-97                                    1,500,000

  2,300,000                 Pennsylvania HEFA
                            (Allegheny Delaware
                            Valley) (PNC Bank LOC)
                            4.10% 7-02-97                              2,300,000
                                                                    ------------
                                                                       3,800,000
                                                                    ------------

RHODE ISLAND -- 0.4%

  1,000,000                 Rhode Island Port
                            Authority (Newport
                            Electric) (Canadian
                            Imperial Bank of
                            Commerce LOC) 4.15%
                            7-02-97                                    1,000,000
                                                                    ------------

SOUTH CAROLINA -- 3.2%

  2,960,000                 York County (North
                            Carolina Electric)
                            (NRUCFC) 3.55% 9-15-97                     2,960,000

  5,775,000                 York County (Saluda
                            River Project) (NRUCFC)
                            Series E1 3.50% 8-15-97                    5,775,000
                                                                    ------------
                                                                       8,735,000
                                                                    ------------






 PRINCIPAL
  AMOUNT                          DESCRIPTION                           VALUE
  ------                          -----------                           -----


TENNESSEE -- 0.4%

$ 1,000,000                 Metropolitan Government
                            of Nashville & Davidson
                            County (Vanderbuilt
                            University) 3.65%
                            1-15-98                                 $  1,000,000
                                                                    ------------

TEXAS -- 8.6%

  2,650,000                 Austin County IDA
                            (Justin Industries
                            Inc.) (Citibank LOC)
                            4.20% 7-02-97                              2,650,000

  5,430,000                 Brazos River Authority
                            IDA (Monsanto Co.
                            Project) 4.15% 7-02-97                     5,430,000

  1,200,000                 Lower Neches Valley
                            Authority PCR (Chevron)
                            3.50% 8-15-97                              1,200,000

  3,000,000                 Mansfield IDA (Pier 1
                            Imports) (National
                            Westminster LOC)
                            4.20% 7-02-97                              3,000,000

  1,000,000                 Northside Independent
                            School District (Texas
                            Permanent School Fund
                            Guaranty) 6.50% 2-15-98                    1,017,702

  2,000,000                 Texas Board of Regents
                            (Permanent University
                            Fund) 4.10% 7-08-97                        2,000,074

  8,000,000                 Texas TRANS 4.75%
                            8-29-97                                    8,009,946
                                                                    ------------
                                                                      23,307,721
                                                                    ------------

UTAH -- 4.7%

                            Intermountain Power
                            Agency (Swiss Bank LOC)
  1,000,000                  3.80% 7-28-97                             1,000,000
  4,000,000                  3.50% 9-15-97                             4,000,000

  7,700,000                 State Board of Regents
                            Student Loan Revenue
                            Series 88B (AMBAC
                            Insured/Dresdner LOC)
                            4.15% 7-02-97                              7,700,000
                                                                    ------------
                                                                      12,700,000
                                                                    ------------

VIRGINIA -- 4.1%

  2,900,000                 Hampton Roads Regional
                            Jail Authority
                            (Wachovia Bank LOC)
                            4.15% 7-02-97                              2,900,000


                                       11




                         FREEDOM TAX EXEMPT MONEY FUND
                  INVESTMENTS AS OF JUNE 30, 1997 - (CONTINUED)
                                   (UNAUDITED)

 PRINCIPAL
  AMOUNT                          DESCRIPTION                           VALUE
  ------                          -----------                           -----
VIRGINIA -- (CONTINUED)

$ 2,000,000                 Harrisonburg Virginia
                            Redevelopment and
                            Housing Revenue Bonds
                            (Misty Ridge Project)
                            (BancOne LOC) 4.15%
                            7-03-97                                 $  2,000,000

  1,200,000                 Peninsula Port
                            Authority (Dominion
                            Term. Assoc.) (National
                            Westminster LOC) 4.00%
                            7-01-97                                    1,200,000

  4,100,000                 Peninsula Port
                            Authority (Shell Oil)
                            4.05% 7-01-97                              4,100,000

  1,000,000                 Virginia Transportation
                            Board (Escrowed in U.S.
                            Government Securities)
                            7.80% 3-01-98                              1,045,368
                                                                    ------------
                                                                      11,245,368
                                                                    ------------

WASHINGTON -- 1.5%

  3,100,000                 Seattle Water System
                            Revenue Bonds
                            (Bayerische Landesbank
                            LOC) 4.10% 7-02-97                         3,100,000

  1,000,000                 Washington Health Care
                            Facilities (Sisters of
                            Providence) (Rabobank
                            LOC) 4.05% 7-01-97                         1,000,000
                                                                    ------------
                                                                       4,100,000
                                                                    ------------

WISCONSIN -- 1.5%

  4,017,000                 Wisconsin 3.75% 8-21-97                    4,017,000
                                                                    ------------







 PRINCIPAL
  AMOUNT                          DESCRIPTION                           VALUE
  ------                          -----------                           -----

WYOMING -- 0.3%

$   900,000                 Platte County PCR
                            Series 84A (Societe
                            Generale LOC) 4.20%
                            7-01-97                                 $    900,000
                                                                    ------------

TOTAL INVESTMENTS -- 100.6% ........................                 273,756,545(A)

Other Assets & Liabilities, Net -- (0.6)%..........                   (1,547,593)
                                                                    ------------

TOTAL NET ASSETS -- 100.0%.........................                  272,208,952
                                                                    ============

Legend:
HEFA--Health Education Finance Authority
HFA--Housing Finance Authority
IDA--Industrial Development Authority
LOC--Letter of Credit
MFHA--Multi-Family Housing Authority
NRUCFC--National Rural Utilities Cooperative Finance Corp.
PCFA--Pollution Control Finance Authority
PCR--Pollution Control Revenue
TANS--Tax Anticipation Notes
TRANS--Tax & Revenue Anticipation Notes

Insurance Abbreviations:
AMBAC--American Municipal Bond Assurance Corporation
FGIC--Federal Guaranty Insurance Corporation
FGIC--SPI--Federal Guaranty Insurance Corporation--
 Securities Purchased Inc.
FNMA--Federal National Mortgage Association
MBIA--Municipal Bond Investors Assurance
Maturity dates for many bonds and notes represent the next scheduled date at which the interest rate may be adjusted or a "demand" or "put" feature may be exercised.


---------------
(a) Cost for tax purposes is the same.

                       See Notes to Financial Statements.

                                       12








                          FREEDOM GROUP OF MONEY FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  JUNE 30, 1997
                                   (UNAUDITED)


                                                            FREEDOM        FREEDOM       FREEDOM
                                                              CASH        GOVERNMENT   TAX EXEMPT
                                                           MANAGEMENT     SECURITIES      MONEY
                                                              FUND           FUND         FUND
                                                              ----           ----         ----
ASSETS
   Investments, at amortized cost                         $1,571,410,053 $300,512,615  $273,756,545
   Cash                                                        1,798,618      286,766     1,667,643
   Receivable for Fund shares sold                            32,810,816    4,875,879     2,831,437
   Interest receivable                                           592,835      250,414     1,548,352
   Prepaid expenses                                               14,426        3,162         2,865
   Other assets                                                   65,871       18,473        21,495
                                                           -------------  -----------   -----------
         TOTAL ASSETS                                      1,606,692,619  305,947,309   279,828,337
                                                           -------------  -----------   -----------
LIABILITIES
   Payable for Investments purchased                           --            --           6,539,985
   Payable for Fund shares redeemed                           2,199,182       476,724       550,981
   Dividends payable                                          3,220,577       602,058       364,431
   Accrued expenses:
      Investment adviser's fee                                  602,754       123,845       107,231
      Transfer agent and shareholder servicing fee              490,988        43,528        40,151
      Trustees' fee                                            --               2,226         1,285
      Other                                                      50,798        39,694        15,321
                                                           -------------  -----------   -----------
         TOTAL LIABILITIES                                    6,564,299     1,288,075     7,619,385
                                                           -------------  -----------   -----------
NET ASSETS                                               $1,600,128,320  $304,659,234  $272,208,952
                                                          ==============  ===========   ===========

NET ASSETS CONSIST OF:
   Capital paid in                                       $1,600,284,201  $304,658,557  $272,191,383
   Accumulated net realized gain (loss)                        (155,881)          677        17,569
                                                           -------------  -----------   -----------
                                                         $1,600,128,320  $304,659,234  $272,208,952
                                                          ==============  ===========   ===========

SHARES ISSUED AND OUTSTANDING (UNLIMITED SHARES
 AUTHORIZED)                                              1,600,284,201   304,658,557   272,191,383
                                                           -------------  -----------   -----------


NET ASSET VALUE PER SHARE                                 $        1.00   $      1.00   $      1.00
                                                          ==============  ===========   ===========





                       SEE NOTES TO FINANCIAL STATEMENTS.

                                       13







                          FREEDOM GROUP OF MONEY FUNDS
                            STATEMENTS OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 1997
                                   (UNAUDITED)


                                                                                          FREEDOM      FREEDOM       FREEDOM
                                                                                           CASH       GOVERNMENT   TAX EXEMPT
                                                                                        MANAGEMENT    SECURITIES      MONEY
                                                                                           FUND          FUND         FUND
                                                                                           ----          ----         ----
  INTEREST INCOME                                                                       $44,017,140   $8,211,844   $ 4,748,839
                                                                                        -----------   ----------   -----------
  EXPENSES
      Investment adviser's fee                                                            3,705,937      755,918       658,244
      Transfer agent & shareholder services                                               1,451,520      119,220        96,425
      Custodian                                                                             157,524       40,394         1,400
      Compensation of Trustees                                                               18,880        8,230         6,590
      Audit                                                                                  17,450        5,430        19,005
      Legal                                                                                  27,150        5,020        17,775
      Printing, postage and stationery                                                       56,850       26,485        25,480
      Membership dues                                                                        40,139        8,846         8,002
      Registration expense                                                                   98,640       35,460        24,250
      Insurance expense                                                                      27,172        5,396         5,140
      Other                                                                                   3,620          904           362
                                                                                        -----------   ----------   -----------

            TOTAL EXPENSES                                                                5,604,882    1,011,303       862,673
                                                                                        -----------   ----------   -----------
  NET INVESTMENT INCOME                                                                  38,412,258    7,200,541     3,886,166
                                                                                        -----------   ----------   -----------
  NET REALIZED GAIN (LOSS) ON INVESTMENTS                                                    (4,832)      (5,661)        9,809
                                                                                        -----------   ----------   -----------

  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $38,407,426   $7,194,880   $3,895,975
                                                                                        ===========   ==========   ==========


                       See Notes to Financial Statements

                                       14





                          FREEDOM GROUP OF MONEY FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS



                                                           FREEDOM                                 FREEDOM
                                                     CASH MANAGEMENT FUND                GOVERNMENT SECURITIES FUND
                                                     --------------------                --------------------------
                                                 SIX MONTHS             YEAR ENDED        SIX MONTHS        YEAR ENDED
                                                   ENDED               DECEMBER 31,          ENDED          DECEMBER 31,
                                                JUNE 30, 1997*            1996            JUNE 30, 1997*      1996
                                                --------------        -------------      --------------     ---------
INCREASE (DECREASE) IN NET ASSETS
  FROM:
OPERATIONS:
   Net investment income                        $    38,412,258    $    71,363,421    $     7,200,541    $    14,463,300
   net realized gain (loss) from investments             (4,832)            (3,685)            (5,661)                52
                                                ---------------    ---------------    ---------------    ---------------
  Net increase in net assets resulting
    from operations                                  38,407,426         71,359,736          7,194,880         14,463,352
DIVIDENDS TO SHAREHOLDERS                           (38,412,258)       (71,363,421)        (7,200,541)       (14,463,300)
                                                ---------------    ---------------    ---------------    ---------------
                                                         (4,832)            (3,685)            (5,661)                52
                                                ---------------    ---------------    ---------------    ---------------
CAPITAL SHARE TRANSACTIONS:
(At Net Asset Value of $1 per share)
   Proceeds from sale of shares                   2,773,307,558      5,556,198,753        519,779,896      1,060,548,970
   Net asset value of shares issued to
     shareholders in reinvestment of
     dividends                                       34,469,303         69,100,632          6,500,439         13,800,298
   Cost of shares redeemed                       (2,844,929,378)    (5,334,634,861)      (531,553,562)    (1,081,811,460)
                                                ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) from capital share
    transactions                                    (37,152,517)       290,664,524         (5,273,227)        (7,462,192)
                                                ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net assets            (37,157,349)       290,660,839         (5,278,888)        (7,462,140)
NET ASSETS:
   Beginning of period                            1,637,285,669      1,346,624,830        309,938,122        317,400,262
                                                ---------------    ---------------    ---------------    ---------------
   End of period                                $ 1,600,128,320    $ 1,637,285,669    $   304,659,234    $   309,938,122
                                                ===============    ===============    ===============    ===============
DIVIDENDS TO SHAREHOLDERS PER SHARE             $        0.0239    $        0.0476    $        0.0236    $        0.0460
                                                ===============    ===============    ===============    ===============


---------
* Unaudited.



                                                            FREEDOM
                                                      TAX EXEMPT MONEY FUND
                                                      ---------------------
                                                  SIX MONTHS        YEAR ENDED
                                                    ENDED          DECEMBER 31
                                                JUNE 30, 1997*         1996
                                                --------------     --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM:
OPERATIONS:
   Net investment income                        $     3,886,166    $     8,093,896
   net realized gain (loss) from investments              9,809                 --
                                                ---------------    ---------------
  Net increase in net assets resulting
    from operations                                   3,895,975          8,093,896
DIVIDENDS TO SHAREHOLDERS                            (3,886,166)        (8,093,896)
                                                ---------------    ---------------
                                                          9,809                 --
                                                ---------------    ---------------
CAPITAL SHARE TRANSACTIONS:
(At Net Asset Value of $1 per share)
   Proceeds from sale of shares                     529,812,735      1,066,733,465
   Net asset value of shares issued to
     shareholders in reinvestment of
     dividends                                        3,434,753          7,489,562
   Cost of shares redeemed                         (524,137,444)    (1,085,210,380)
                                                ---------------    ---------------
   Net increase (decrease) from capital share
    transactions                                      9,110,044        (10,987,353)
                                                ---------------    ---------------
   Net increase (decrease) in net assets              9,119,853        (10,987,353)
NET ASSETS:
   Beginning of period                              263,089,099        274,076,452
                                                ---------------    ---------------
   End of period                                $   272,208,952    $   263,089,099
                                                ===============    ===============
DIVIDENDS TO SHAREHOLDERS PER SHARE             $        0.0146    $        0.0283
                                                ===============    ===============


---------
* Unaudited.


                       See Notes to Financial Statements.


                                       15




                              FREEDOM MUTUAL FUND
                     FREEDOM GROUP OF TAX EXEMPT FUNDS
                       NOTES TO FINANCIAL STATEMENTS
                                (UNAUDITED)

    NOTE 1. ACCOUNTING POLICIES. Freedom Mutual Fund and Freedom Group of Tax Exempt Funds (the "Trusts") are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended, as open-end management companies. The Agreements and Declarations of Trust permit the issuance of an unlimited number of shares of beneficial interest in separate series, with shares of each series representing interests in a separate portfolio of assets and operating as a separate distinct fund (a "Fund"). The Freedom Mutual Fund consists of the Freedom Cash Management Fund and the Freedom Government Securities Fund. The Freedom Group of Tax Exempt Funds consists of the Freedom Tax Exempt Money Fund and the Freedom California Tax Exempt Money Fund. The financial statements of the Freedom California Tax Exempt Money Fund are included in a separate semi-annual report for that Fund.

    The following is a summary of significant accounting policies followed by the Trusts in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    Security Valuation and Transactions. Each Trust values its portfolio securities utilizing the amortized cost valuation method. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Investment securities transactions are accounted for on the date the securities are purchased or sold.

    Expenses. The majority of the expenses of each Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable as belonging to a specific Fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Funds.

    Trustees' fees of $6,000 per Trust, per year, plus $250 per meeting of the Board of Trustees and $350 per meeting of any committee thereof, are paid to each Trustee who is not an interested person of the Trusts. No remuneration is paid by either Trust to any Trustee or officer of that Trust who is affiliated with Freedom Capital Management Corporation, the Trusts' advisor.

    The Trusts have entered into an insurance agreement with ICI Mutual Insurance Company under which each Trust pays both an annual insurance premium and a one-time reserve premium, and is committed to provide additional funds of up to 300% of its initial annual premium if and when called upon.

                                       16






                            FREEDOM MUTUAL FUND
                     FREEDOM GROUP OF TAX EXEMPT FUNDS
               NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                (UNAUDITED)

    Federal Income Tax. It is each Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. It is also the intention of the Funds to make sufficient distributions to shareholders to avoid imposition of excise tax on undistributed amounts under the Internal Revenue Code. Therefore, no federal income or excise tax provision is required.

    Interest Income and Dividends to Shareholders. Interest income is accrued as earned. Dividends to shareholders are declared daily from net investment income, which consists of interest accrued or discount earned (including original issue and market discount) less amortization of premium and the estimated expenses of the Fund applicable to the dividend period.

    Other. Investment security transactions are accounted for on the date the securities are purchased or sold. The custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be limited or delayed.

    The Funds may purchase or sell securities on a when-issued basis. Payment and delivery may take place more than a week after the date of the transaction. The price that will be paid for the underlying securities is fixed at the time the transaction is negotiated.

    NOTE 2. INVESTMENT ADVISOR AND OTHER RELATED PARTY TRANSACTIONS. Freedom Capital Management Corporation ("FCMC") is the parent of Freedom Distributors Corporation as well as an affiliate of Sutro & Co., Inc. ("Sutro") and Tucker Anthony Incorporated ("Tucker Anthony"). All are wholly owned subsidiaries of Freedom Securities Corporation ("Freedom Securities"), formerly John Hancock Freedom Securities. On November 29, 1996, John Hancock Subsidiaries, Inc. sold approximately 95% of its interest in Freedom Securities to an investor group which includes certain members of management and employees of Freedom Securities and its subsidiaries, including FCMC. The consummation of the transaction resulted in a change of control of the Advisor, causing the advisory agreement between FCMC and the Trust, on behalf of each of the Funds, to be "assigned", as such term is defined under the Investment Company Act of 1940. Shareholders have subsequently approved the new advisory agreement, as necessitated by this change in control. The new advisory agreement is substantially the same as the prior advisory agreement.

    FCMC, the investment advisor of the Funds, furnishes the Funds with administration and other services and office facilities in Boston. For these services and facilities, each Fund pays a monthly fee, computed separately for each Fund, based upon the average daily net asset value of each Fund, at the


                                       17






                              FREEDOM MUTUAL FUND
                        FREEDOM GROUP OF TAX EXEMPT FUNDS
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                   (UNAUDITED)

annual rate of one half of one percent (.50%) on the first $500 million of average daily net assets and forty-five hundredths of one percent (.45%) for average daily net assets in excess of that amount. The Funds themselves pay no salaries or compensation to any of their officers.

    Tucker Anthony, Sutro and Freedom Distributors Corporation act as distributors of the Trusts' shares and receive no compensation for such services. Freedom Services Corp. (formerly John Hancock Clearing Corporation), an affiliate of Tucker Anthony, received reimbursements from the Funds for maintaining and servicing certain shareholder accounts for the six months ended June 30, 1997 as follows:


     CASH                          GOVERNMENT                         TAX
  MANAGEMENT                       SECURITIES                      EXEMPT MONEY
     FUND                             FUND                            FUND
     ----                             ----                            ----
   $610,540                         $51,340                         $41,525
   ========                         =======                         =======

    John Hancock Signature Services, Inc. ("JHSS"), formerly John Hancock Investor Services, Corp., a wholly-owned subsidiary of the Berkeley Financial Group is transfer agent for the Funds. JHSS received the following from the Funds for the six months ended June 30, 1997:


     CASH                          GOVERNMENT                          TAX
  MANAGEMENT                       SECURITIES                      EXEMPT MONEY
     FUND                             FUND                            FUND
     ----                             ----                            ----
  $601,280                          $47,780                         $38,850
  ========                          =======                         =======

    NOTE 3. Purchases and sales (including maturities) of investments (excluding repurchase agreements) for the six months ended June 30, 1997 were as follows:


                                                 CASH         GOVERNMENT         TAX
                                              MANAGEMENT      SECURITIES     EXEMPT MONEY
                                                 FUND            FUND          FUND
                                                 ----            ----          ----
Purchases
   U.S. Government                                --         $975,713,973        --
   Other                                    $5,419,959,525        --        $ 332,454,065

Sales
   U.S. Government                                --         $982,373,667        --
   Other                                    $5,472,315,184        --        $312,526,081

                                       18






                       FREEDOM GROUP OF MONEY FUNDS

SELECTED PER SHARE DATA AND RATIOS

    Selected data for each share of beneficial interest outstanding throughout each period is as follows:

                                                                                                                       RATIO OF NET
                               NET ASSET                 DIVIDENDS                                         RATIO OF   INVESTMENT
                                 VALUE                      FROM      NET ASSET             NET ASSETS     EXPENSES       INCOME
                               BEGINNING       NET          NET         VALUE                  END        TO AVERAGE    TO AVERAGE
                                  OF       INVESTMENT    INVESTMENT     END OF     TOTAL    OF PERIOD       DAILY         DAILY
PERIOD ENDED                    PERIOD       INCOME        INCOME       PERIOD    RETURN   (THOUSANDS)    NET ASSETS    NET ASSETS
------------                    ------       ------        ------       ------    ------   -----------    ----------    ----------
Cash Management Fund
June 30, 1997++                  $1.00       $0.0239      $(0.0239)     $1.00      2.43%    $1,600,128      0.70%+        4.83%+
December 31, 1996                 1.00        0.0476       (0.0476)      1.00      4.86%     1,637,286      0.71%         4.76%
December 31, 1995                 1.00        0.0526       (0.0526)      1.00      5.38%     1,346,625      0.73%         5.26%
December 31, 1994                 1.00        0.0353       (0.0353)      1.00      3.59%     1,083,661      0.75%         3.54%
December 31, 1993                 1.00        0.0247       (0.0247)      1.00      2.50%     1,138,578      0.75%         2.47%
December 31, 1992                 1.00        0.0309       (0.0309)      1.00      3.13%     1,069,472      0.78%         3.09%
December 31, 1991                 1.00        0.0546       (0.0546)      1.00      5.60%     1,183,684      0.77%         5.46%
December 31, 1990                 1.00        0.0753       (0.0753)      1.00      7.80%     1,103,050      0.78%         7.49%
December 31, 1989                 1.00        0.0844       (0.0844)      1.00      8.78%     1,111,954      0.80%         8.45%
December 31, 1988                 1.00        0.0679       (0.0679)      1.00      7.01%       800,970      0.85%         6.81%
December 31, 1987                 1.00        0.0588       (0.0588)      1.00      6.04%       691,151      0.84%         5.88%

GOVERNMENT SECURITIES FUND
June 30, 1997++                  $1.00       $0.0236      $(0.0236)     $1.00      2.40%    $  304,659      0.67%+        4.76%+
December 31, 1996                 1.00        0.0460       (0.0460)      1.00      4.69%       309,938      0.65%         4.50%
December 31, 1995                 1.00        0.0500       (0.0500)      1.00      5.10%       317,400      0.65%         5.00%
December 31, 1994                 1.00        0.0331       (0.0331)      1.00      3.36%       268,434      0.65%         3.31%
December 31, 1993                 1.00        0.0246       (0.0246)      1.00      2.49%       349,808      0.59%         2.47%
December 31, 1992                 1.00        0.0315       (0.0315)      1.00      3.18%       336,804      0.60%         3.15%
December 31, 1991                 1.00        0.0521       (0.0521)      1.00      5.34%       352,803      0.57%         5.30%
December 31, 1990                 1.00        0.0743       (0.0743)      1.00      7.69%       266,179      0.66%         7.41%
December 31, 1989                 1.00        0.0817       (0.0817)      1.00      8.48%       179,730      0.69%         8.21%
December 31, 1988                 1.00        0.0647       (0.0647)      1.00      6.67%       169,967      0.71%         6.47%
December 31, 1987                 1.00        0.0550       (0.0550)      1.00      5.64%       195,394      0.72%         5.53%

TAX EXEMPT MONEY FUND
June 30, 1997++                  $1.00       $0.0146      $(0.0146)     $1.00      1.49%    $  272,209      0.66%+        2.95%+
December 31, 1996                 1.00        0.0283       (0.0283)      1.00      2.86%       263,089      0.63%         2.82%
December 31, 1995                 1.00        0.0319       (0.0319)      1.00      3.23%       274,076      0.64%         3.19%
December 31, 1994                 1.00        0.0216       (0.0216)      1.00      2.19%       248,045      0.65%         2.16%
December 31, 1993                 1.00        0.0171       (0.0171)      1.00      1.73%       270,474      0.63%         1.71%
December 31, 1992                 1.00        0.0232       (0.0232)      1.00      2.35%       243,333      0.63%         2.32%
December 31, 1991                 1.00        0.0389       (0.0389)      1.00      3.96%       252,393      0.61%         3.90%
December 31, 1990                 1.00        0.0522       (0.0522)      1.00      5.35%       251,439      0.59%         5.20%
December 31, 1989                 1.00        0.0555       (0.0555)      1.00      5.69%       229,859      0.60%         5.58%
December 31, 1988                 1.00        0.0459       (0.0459)(a)   1.00      4.69%       205,166      0.57%         4.57%
December 31, 1987                 1.00        0.0398       (0.0398)(a)   1.00      4.05%       222,820      0.53%         3.98%


---------------
  + Annualized.
 ++ Unaudited.
(a) Net of fees waived by the  Adviser  which  amounted to $0.0008,  $0.0016 per share in the years 1988 and 1987, respectively.




                                       19





                         NO SALES OR REDEMPTION CHARGES




                                  DISTRIBUTORS


                           Tucker Anthony Incorporated
                               One Beacon Street
                          Boston, Massachusetts 02108

                              Telephone Toll Free
                                  800-453-8206

                            Sutro & Co. Incorporated
                             201 California Street
                        San Francisco, California 94111




                               INVESTMENT ADVISER

                     Freedom Capital Management Corporation
                               One Beacon Street
                        Boston, Massachusetts 02108-3105

                            TRANSFER AND SHAREHOLDER
                                 SERVICES AGENT

                             John Hancock Signature
                             Services, Incorporated
                                 P.O. Box 9102
                        Boston, Massachusetts 02205-9102

                              Telephone Toll Free
                                  800-257-3336



                                 [LOGO] FREEDOM
                              GROUP OF MONEY FUNDS

           This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus for the Freedom Group of Money Funds.

                                                                     F01ARD 0697





                                 FREEDOM GROUP
                                 OF MONEY FUNDS

                                     [LOGO]

                                    FREEDOM
                                CASH MANAGEMENT
                                      FUND

                                    FREEDOM
                                   GOVERNMENT
                                SECURITIES FUND

                                    FREEDOM
                                   TAX EXEMPT
                                   MONEY FUND

                                   ----------


                               SEMI-ANNUAL REPORT
                                  JUNE 30,1997